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AMERICAN
     |GENERAL
     |FINANCIAL GROUP
2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019              PAULETTA P. COHN
                                                      DEPUTY GENERAL COUNSEL
                                                      Direct Line (713) 831-1230
                                                      FAX  (713) 620-3878
                                                      E-mail: pcohn@aglife.com

                                  May 5, 2000

BY EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549

                RE: The Variable Annuity Life Insurance Company ("VALIC")
                        Separate Account A ("REGISTRANT")
                    Product: Portfolio Director, Portfolio Director 2
                             and Portfolio Director Plus
                    FILE NOS: 33-75292  AND   811-3240
                    CIK NO. 0000354912

Dear Ladies and Gentlemen:

           I am writing this letter as Deputy General Counsel of American General Retirement Services and counsel to VALIC, as the depositor of the Registrant and on behalf of the Registrant.

           Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectuses and statements of additional information ("SAIs") contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T. This letter serves as certification for the following prospectuses and SAIs:
Portfolio Director Prospectus and SAI, Portfolio Director 2 Prospectuses and SAIs (Series 2.1 to 2.12, Series 2.1.20 to 2.12.20 and Series 2.1.40 to
2.12.40) and Portfolio Director Plus Prospectuses (Series 1 to 12 and Series
1.40 to 12.40 only) and SAIs (Series 1 to 12, Series 1.20 to 12.20 and Series
1.40 to 12.40)

           Registrant hereby certifies that:

           (1) the form of prospectus and SAIs that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

           (2) the Amendment, which is designated as Post-Effective Amendment No. 17 under the 1933 Act and as Amendment No. 65 under the Investment Company Act of 1940, was filed electronically on April 26, 2000.

           Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-1230.

                                                         Very truly yours,



                                                          /s/ PAULETTA P. COHN
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